Schedule of Investments

September 30, 2019 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 34.0%
Communication Services - 2.7%
Alphabet, Inc. - Class A (2)	136	166,075
Alphabet, Inc. - Class C (2)	977	1,190,963
AMC Entertainment Holdings, Inc.	243	2,600
AT&T, Inc.	13,784	521,587
Beasley Broadcast Group, Inc.	2	6
Cable One, Inc.	42	52,697
Cincinnati Bell, Inc. (2)	78	395
Comcast Corp. - Class A	10,122	456,300
Consolidated Communications Holdings, Inc.	496	2,361
Cumulus Media, Inc. (2)	416	6,049
Facebook, Inc. (2)	4,052	721,580
Fluent, Inc. (2)	275	752
Frontier Communications Corp. (2)	1,039	901
Gannett Co., Inc.	496	5,327
IDT Corp. (2)	122	1,285
Lee Enterprises, Inc. (2)	2,436	4,969
Liberty Latin America, Ltd. - Class A (2)	685	11,693
Liberty TripAdvisor Holdings, Inc. (2)	2,351	22,123
Marcus Corp./The	719	26,610
National CineMedia, Inc.	1,398	11,464
Nexstar Media Group, Inc.	20	2,046
TechTarget, Inc. (2)	33	743
TEGNA, Inc.	1,740	27,022
Telephone & Data Systems, Inc.	1,883	48,581
T-Mobile US, Inc. (2)	6,354	500,505
United States Cellular Corp. (2)	319	11,988
Verizon Communications, Inc.	12,973	783,050
Viacom, Inc.	4,991	119,934
Walt Disney Co./The	709	92,397

		4,792,003

Consumer Discretionary - 4.4%
Aaron's, Inc.	623	40,034
Amazon.com, Inc. (2)	733	1,272,422
American Eagle Outfitters, Inc.	27	438
American Public Education, Inc. (2)	115	2,569
Aramark	212	9,239
Ascena Retail Group, Inc. (2)	1,647	435
AutoZone, Inc. (2)	70	75,923
Barnes & Noble Education, Inc. (2)	1,025	3,198
Bassett Furniture Industries, Inc.	567	8,675
Best Buy Co., Inc.	1,356	93,550
Big Lots, Inc.	72	1,764
Biglari Holdings, Inc. - Class B (2)	26	2,834
Bloomin' Brands, Inc.	536	10,146
Brinker International, Inc.	80	3,414
Career Education Corp. (2)	688	10,932
Chipotle Mexican Grill, Inc. (2)	99	83,207
Citi Trends, Inc.	537	9,827
Clarus Corp.	698	8,184
Collectors Universe, Inc.	18	513
Core-Mark Holding Co., Inc.	222	7,130
Dana, Inc.	772	11,148
Darden Restaurants, Inc.	356	42,086
Deckers Outdoor Corp. (2)	152	22,399
Denny's Corp. (2)	473	10,768
Dine Brands Global, Inc.	346	26,248
Dollar General Corp.	1,065	169,271
eBay, Inc.	5,399	210,453
Ethan Allen Interiors, Inc.	24	458
Everi Holdings, Inc. (2)	1,692	14,314
Extended Stay America, Inc.	1,411	20,657
Fox Factory Holding Corp. (2)	180	11,203
Funko, Inc. (2)	186	3,827
GameStop Corp.	1,228	6,779

Garmin, Ltd.	821	69,530
General Motors Co.	9,294	348,339
Gentex Corp.	1,149	31,638
Helen of Troy, Ltd. (2)	65	10,248
Home Depot, Inc./The	2,165	502,323
Hooker Furniture Corp.	303	6,496
Hudson, Ltd. (2)	131	1,607
J Alexander's Holdings, Inc. (2)	1,129	13,232
J. Jill, Inc.	540	1,026
Johnson Outdoors, Inc.	17	996
KB Home	77	2,618
Kirkland's, Inc. (2)	1,372	2,113
LCI Industries	29	2,664
Lear Corp.	587	69,207
Lululemon Athletica, Inc. (2)	827	159,222
M/I Homes, Inc. (2)	543	20,444
Macy's, Inc.	645	10,023
Malibu Boats, Inc. (2)	415	12,732
MasterCraft Boat Holdings, Inc. (2)	347	5,179
McDonald's Corp.	2,612	560,823
MDC Holdings, Inc.	533	22,972
Meritage Homes Corp. (2)	497	34,964
Michaels Cos., Inc./The (2)	286	2,800
Murphy USA, Inc. (2)	116	9,895
NIKE, Inc. - Class B	4,001	375,774
Norwegian Cruise Line Holdings, Ltd. (2)	109	5,643
NVR, Inc. (2)	5	18,587
Office Depot, Inc.	1,884	3,306
Polaris, Inc.	8	704
Pool Corp.	57	11,497
PulteGroup, Inc.	1,336	48,831
Ralph Lauren Corp.	658	62,819
RCI Hospitality Holdings, Inc.	32	662
Rent-A-Center, Inc./TX	22	567
RH (2)	14	2,392
Ross Stores, Inc.	4,796	526,841
SeaWorld Entertainment, Inc. (2)	721	18,977
Sportsman's Warehouse Holdings, Inc. (2)	247	1,279
Starbucks Corp.	7,366	651,302
Stoneridge, Inc. (2)	111	3,438
Superior Industries International, Inc.	475	1,373
Tailored Brands, Inc. (3)	438	1,927
Target Corp.	4,774	510,388
Taylor Morrison Home Corp. (2)	1,595	41,374
Tilly's, Inc.	265	2,502
TJX Cos., Inc./The	10,483	584,322
Toll Brothers, Inc.	944	38,751
Town Sports International Holdings, Inc. (2)	961	1,576
Tupperware Brands Corp.	916	14,537
Twin River Worldwide Holdings, Inc.	44	1,005
Ulta Beauty, Inc. (2)	207	51,885
Vera Bradley, Inc. (2)	440	4,444
Whirlpool Corp.	234	37,056
Williams-Sonoma, Inc.	156	10,605
Winnebago Industries, Inc.	166	6,366
Wyndham Destinations, Inc.	971	44,685
Yum! Brands, Inc.	4,546	515,653

		7,696,204

Consumer Staples - 2.1%
Bunge, Ltd.	1,024	57,979
Casey's General Stores, Inc.	212	34,166
Coca-Cola Consolidated, Inc.	12	3,646
Costco Wholesale Corp.	787	226,743
Flowers Foods, Inc.	470	10,871
General Mills, Inc.	5,989	330,114
Hershey Co./The	2,314	358,647
Kimberly-Clark Corp.	841	119,464
Kroger Co./The	1,388	35,783
Lifevantage Corp. (2)	190	2,603
Molson Coors Brewing Co.	2,521	144,958
Mondelez International, Inc.	8,887	491,629
Nu Skin Enterprises, Inc.	9	383
PepsiCo, Inc.	5,973	818,898
Performance Food Group Co. (2)	32	1,472
Pilgrim's Pride Corp. (2)	94	3,012
Procter & Gamble Co./The	2,079	258,586

Simply Good Foods Co./The (2)	327	9,480
SpartanNash Co.	535	6,329
Sysco Corp.	1,355	107,587
Tyson Foods, Inc.	1,987	171,160
Walmart, Inc.	4,635	550,082

		3,743,592

Energy - 1.5%
Amplify Energy Corp.	902	5,565
Arch Coal, Inc. - Class A	231	17,140
Ardmore Shipping Corp. (2)	47	314
Baker Hughes a GE Co.	3,505	81,316
Berry Petroleum Corp.	439	4,109
Bonanza Creek Energy, Inc. (2)	83	1,858
Brigham Minerals, Inc.	789	15,701
C&J Energy Services, Inc.	470	5,043
Cactus, Inc. (2)	1,740	50,356
Chevron Corp.	4,180	495,748
ConocoPhillips	8,163	465,128
Contura Energy, Inc. (2)	207	5,788
CVR Energy, Inc.	659	29,016
Delek US Holdings, Inc.	760	27,588
Devon Energy Corp.	635	15,278
DHT Holdings, Inc.	498	3,063
Dorian LPG, Ltd. (2)	628	6,506
Dril-Quip, Inc. (2)	63	3,161
Earthstone Energy, Inc. (2)	371	1,206
Era Group, Inc. (2)	93	982
Evolution Petroleum Corp.	329	1,921
Exxon Mobil Corp.	6,670	470,969
FTS International, Inc. (2)	1	2
Gulfport Energy Corp. (2)	350	949
Hallador Energy Co.	712	2,577
HollyFrontier Corp.	419	22,475
Keane Group, Inc. (2)	353	2,139
Liberty Oilfield Services, Inc.	221	2,393
Mammoth Energy Services, Inc.	711	1,763
Marathon Petroleum Corp.	2,123	128,972
Matrix Service Co. (2)	565	9,684
Nine Energy Service, Inc. (2)	185	1,141
ONEOK, Inc.	883	65,068
Pacific Ethanol, Inc. (2)	783	441
Par Pacific Holdings, Inc. (2)	1,274	29,124
PBF Energy, Inc.	711	19,332
Peabody Energy Corp.	1,477	21,741
Phillips 66	5,176	530,022
Profire Energy, Inc. (2)	11	21
ProPetro Holding Corp. (2)	1,034	9,399
Renewable Energy Group, Inc. (2)	1,091	16,370
Rosehill Resources, Inc. (2)	220	429
SRC Energy, Inc. (2)	1,927	8,980
Superior Energy Services, Inc. (2)	214	28
Talos Energy, Inc. (2)	495	10,063
W&T Offshore, Inc. (2)	2,047	8,945
Westmoreland Coal Co. (2)	773	8
World Fuel Services Corp.	730	29,156

		2,628,978

Financials - 4.0%
AG Mortgage Investment Trust, Inc.	106	1,606
Ally Financial, Inc.	6,532	216,601
American Express Co.	2,402	284,109
Artisan Partners Asset Management, Inc.	841	23,750
Bancorp, Inc./The (2)	1,179	11,672
BancorpSouth Bank	207	6,129
Bank of America Corp.	15,602	455,110
BankFinancial Corp.	97	1,154
BankUnited, Inc.	1,517	51,002
BCB Bancorp, Inc.	371	4,764
Berkshire Hathaway, Inc. - Class B (2)	5,022	1,044,676
Bridgewater Bancshares, Inc. (2)	97	1,158
C&F Financial Corp.	65	3,423
Cannae Holdings, Inc. (2)	376	10,329
Cincinnati Financial Corp.	1,312	153,071
CIT Group, Inc.	1,026	46,488
Citigroup, Inc.	6,782	468,501

Citizens Financial Group, Inc.	97	3,431
Discover Financial Services	495	40,140
DNB Financial Corp.	59	2,626
Elevate Credit, Inc. (2)	776	3,267
Ellington Financial, Inc.	1,954	35,309
Employers Holdings, Inc.	260	11,331
Erie Indemnity Co.	26	4,827
Essent Group, Ltd.	1,902	90,668
Fidelity National Financial, Inc.	2,832	125,769
Fifth Third Bancorp	15,350	420,283
First American Financial Corp.	1,561	92,115
First BanCorp/Puerto Rico	2,885	28,792
First Horizon National Corp.	5,548	89,878
Great Ajax Corp.	780	12,090
Hallmark Financial Services, Inc. (2)	145	2,774
Heritage Insurance Holdings, Inc.	380	5,681
Hilltop Holdings, Inc.	2,014	48,114
IBERIABANK Corp.	1,012	76,446
Independent Bank Corp./MI	298	6,352
JPMorgan Chase & Co.	6,163	725,323
Ladder Capital Corp.	2,426	41,897
Ladenburg Thalmann Financial Services, Inc.	1,035	2,453
M&T Bank Corp.	1,971	311,359
Medley Management, Inc.	271	949
MGIC Investment Corp.	4,849	61,000
MSCI, Inc.	623	135,658
NewStar Financial Contingent Value Rights (2)(8)	31	0
Nicolet Bankshares, Inc. (2)	132	8,787
NMI Holdings, Inc. (2)	1,128	29,621
Northeast Bank	214	4,744
Northrim BanCorp, Inc.	388	15,392
OFG Bancorp	897	19,644
Old Republic International Corp.	2,607	61,447
OneMain Holdings, Inc.	712	26,116
Oppenheimer Holdings, Inc.	1,326	39,860
Parke Bancorp, Inc.	66	1,467
PennyMac Financial Services, Inc. (2)	307	9,327
PennyMac Mortgage Investment Trust	1,360	30,233
Piper Jaffray Cos.	244	18,417
PNC Financial Services Group, Inc./The	1,655	231,965
Popular, Inc.	2,839	153,533
Prudential Financial, Inc.	5,484	493,286
Pzena Investment Management, Inc.	786	7,011
Radian Group, Inc.	3,525	80,511
Safety Insurance Group, Inc.	320	32,426
Sandy Spring Bancorp, Inc.	937	31,586
Santander Consumer USA Holdings, Inc.	1,178	30,051
Silvercrest Asset Management Group, Inc.	106	1,304
Simmons First National Corp.	130	3,237
Stewart Information Services Corp.	890	34,523
Summit Financial Group, Inc.	96	2,458
Synchrony Financial	7,868	268,220
Univest Financial Corp.	250	6,378
US Bancorp	3,962	219,257
Walker & Dunlop, Inc.	543	30,370

		7,053,246

Healthcare - 6.3%
Abbott Laboratories	2,150	179,891
AbbVie, Inc.	3,323	251,618
ACADIA Pharmaceuticals, Inc. (2)	341	12,273
Accuray, Inc. (2)	1,741	4,823
Acer Therapeutics, Inc. (2)	320	1,021
Achillion Pharmaceuticals, Inc. (2)	1,122	4,039
Aclaris Therapeutics, Inc. (2)	122	132
Acorda Therapeutics, Inc. (2)	121	347
Aduro Biotech, Inc. (2)	48	51
Adverum Biotechnologies, Inc. (2)	126	687
Affimed NV (2)	1,037	3,049
Agilent Technologies, Inc.	1,739	133,260
Aldeyra Therapeutics, Inc. (2)	575	3,030
Alexion Pharmaceuticals, Inc. (2)	1,235	120,956
Alkermes PLC (2)	358	6,985
Allergan PLC	2,071	348,529
AmerisourceBergen Corp.	1,161	95,585
Amgen, Inc.	2,598	502,739

Amneal Pharmaceuticals, Inc. (2)	1,879	5,449
Amphastar Pharmaceuticals, Inc. (2)	59	1,170
AngioDynamics, Inc. (2)	1,230	22,657
Anika Therapeutics, Inc. (2)	127	6,971
Arcus Biosciences, Inc. (2)	217	1,975
Ardelyx, Inc. (2)	265	1,246
Arena Pharmaceuticals, Inc. (2)	380	17,393
ArQule, Inc. (2)	642	4,603
Arrowhead Pharmaceuticals, Inc. (2)	323	9,102
Assertio Therapeutics, Inc. (2)	1,486	1,902
Avantor, Inc. (2)	1,662	24,431
Avid Bioservices, Inc. (2)	553	2,931
Axsome Therapeutics, Inc. (2)	79	1,599
Baxter International, Inc.	5,502	481,260
Biogen, Inc. (2)	1,970	458,655
Bio-Rad Laboratories, Inc. (2)	8	2,662
BioSpecifics Technologies Corp. (2)	293	15,681
Bioxcel Therapeutics, Inc. (2)	30	211
Bruker Corp.	208	9,137
Cardinal Health, Inc.	1,074	50,682
CareDx, Inc. (2)	188	4,251
CASI Pharmaceuticals, Inc. (2)	218	728
Catalent, Inc. (2)	1,747	83,262
Catalyst Pharmaceuticals, Inc. (2)	260	1,381
Celcuity, Inc. (2)	82	1,392
Celgene Corp. (2)	5,911	586,962
CEL-SCI Corp. (2)	10	89
Cerecor, Inc. (2)	226	744
Cerner Corp.	3,498	238,459
Chemed Corp.	124	51,779
Chiasma, Inc. (2)	710	3,515
Chimerix, Inc. (2)	1,375	3,231
Collegium Pharmaceutical, Inc. (2)	506	5,809
Computer Programs & Systems, Inc.	312	7,054
Concert Pharmaceuticals, Inc. (2)	1	6
Conformis, Inc. (2)	334	621
CONMED Corp.	182	17,499
Corium International Contingent Value Rights (2)(8)	50	0
Cutera, Inc. (2)	41	1,198
Cytokinetics, Inc. (2)	115	1,309
Danaher Corp.	3,306	477,486
DENTSPLY SIRONA, Inc.	409	21,804
Dova Pharmaceuticals, Inc. (2)	30	839
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	162	0
Eli Lilly & Co.	3,936	440,163
Emergent BioSolutions, Inc. (2)	57	2,980
Endo International PLC (2)	2,795	8,972
Ensign Group, Inc./The	2	95
Exact Sciences Corp. (2)	653	59,012
Exelixis, Inc. (2)	2,082	36,820
Genomic Health, Inc. (2)	98	6,646
Gilead Sciences, Inc.	7,041	446,259
Globus Medical, Inc. (2)	80	4,090
Haemonetics Corp. (2)	202	25,480
Harvard Bioscience, Inc. (2)	12	37
HealthStream, Inc. (2)	603	15,612
Hill-Rom Holdings, Inc.	1,093	115,016
HMS Holdings Corp. (2)	135	4,653
Hologic, Inc. (2)	41	2,070
Horizon Therapeutics Plc (2)	552	15,031
Humana, Inc.	285	72,866
IDEXX Laboratories, Inc. (2)	299	81,307
ImmunoGen, Inc. (2)	185	448
Incyte Corp. (2)	1,096	81,356
Insulet Corp. (2)	113	18,637
Integer Holdings Corp. (2)	277	20,930
Intersect ENT, Inc. (2)	30	510
Invitae Corp. (2)	939	18,095
Iovance Biotherapeutics, Inc. (2)	380	6,916
IQVIA Holdings, Inc. (2)	790	118,010
Jazz Pharmaceuticals PLC (2)	80	10,251
Johnson & Johnson	5,870	759,461
Jounce Therapeutics, Inc. (2)	1,166	3,883
Kadmon Holdings, Inc. (2)	196	494
Kindred Biosciences, Inc. (2)	17	116
Krystal Biotech, Inc. (2)	21	729
Kura Oncology, Inc. (2)	171	2,594
Lantheus Holdings, Inc. (2)	37	927

Mallinckrodt PLC (2)	1,864	4,492
Marinus Pharmaceuticals, Inc. (2)	99	152
Masimo Corp. (2)	351	52,225
McKesson Corp.	791	108,098
Medicines Co./The (2)	268	13,400
Medtronic PLC	6,583	715,045
MEI Pharma, Inc. (2)	82	138
MeiraGTx Holdings plc (2)	212	3,381
Merck & Co., Inc.	8,972	755,263
Minerva Neurosciences, Inc. (2)	614	4,759
Mirati Therapeutics, Inc. (2)	26	2,026
Misonix, Inc. (2)	90	1,809
Molecular Templates, Inc. (2)	165	1,087
Morphic Holding, Inc. (2)	45	815
Mustang Bio, Inc. (2)	37	121
Myriad Genetics, Inc. (2)	80	2,290
Natera, Inc. (2)	432	14,170
National Research Corp.	55	3,176
Natus Medical, Inc. (2)	241	7,673
Neurocrine Biosciences, Inc. (2)	190	17,121
NextGen Healthcare, Inc. (2)	46	721
Novocure, Ltd. (2)	28	2,094
Odonate Therapeutics, Inc. (2)	93	2,421
Oncternal Therapeutics, Inc. (2)	232	1,160
Osmotica Pharmaceuticals PLC (2)	190	730
Pacira BioSciences, Inc. (2)	12	457
Palatin Technologies, Inc. (2)	3,675	3,340
Perrigo Co. PLC	480	26,827
Pfenex, Inc. (2)	193	1,629
Pfizer, Inc.	17,879	642,392
Phibro Animal Health Corp.	777	16,573
Pieris Pharmaceuticals, Inc. (2)	1,430	4,876
PRA Health Sciences, Inc. (2)	76	7,541
Principia Biopharma, Inc. (2)	220	6,213
Protagonist Therapeutics, Inc. (2)	227	2,726
Prothena Corp. PLC (2)	330	2,587
PTC Therapeutics, Inc. (2)	15	507
Puma Biotechnology, Inc. (2)	12	129
Ra Pharmaceuticals, Inc. (2)	308	7,284
Recro Pharma, Inc. (2)	647	7,169
Repligen Corp. (2)	354	27,148
ResMed, Inc.	336	45,397
Retrophin, Inc. (2)	129	1,495
Rigel Pharmaceuticals, Inc. (2)	1,197	2,238
Rocket Pharmaceuticals, Inc. (2)	390	4,544
RTI Surgical Holdings, Inc. (2)	953	2,716
Seattle Genetics, Inc. (2)	17	1,452
SIGA Technologies, Inc. (2)	605	3,098
STERIS PLC	590	85,249
Stryker Corp.	2,650	573,195
Syndax Pharmaceuticals, Inc. (2)	7	52
Synlogic, Inc. (2)	61	140
Tandem Diabetes Care, Inc. (2)	36	2,123
Triple-S Management Corp. (2)	68	911
United Therapeutics Corp. (2)	255	20,336
Universal Health Services, Inc.	442	65,748
Vanda Pharmaceuticals, Inc. (2)	354	4,701
Varex Imaging Corp. (2)	79	2,255
Veeva Systems, Inc. (2)	403	61,534
Vericel Corp. (2)	532	8,054
Vertex Pharmaceuticals, Inc. (2)	2,438	413,046
Voyager Therapeutics, Inc. (2)	349	6,006
West Pharmaceutical Services, Inc.	69	9,786
Zimmer Biomet Holdings, Inc.	2,045	280,717
Zoetis, Inc.	2,173	270,734
Zynerba Pharmaceuticals, Inc. (2)	63	476

		11,016,384

Industrials - 2.2%
AGCO Corp.	424	32,097
Allison Transmission Holdings, Inc.	3,022	142,185
Armstrong World Industries, Inc.	549	53,088
Atkore International Group, Inc. (2)	763	23,157
Barrett Business Services, Inc.	38	3,375
BMC Stock Holdings, Inc. (2)	819	21,441
Builders FirstSource, Inc. (2)	1,352	27,817

Cintas Corp.	457	122,522
Comfort Systems USA, Inc.	588	26,007
Commercial Vehicle Group, Inc. (2)	1,120	8,075
Copart, Inc. (2)	1,396	112,141
CoStar Group, Inc. (2)	35	20,762
CSW Industrials, Inc.	219	15,118
Cummins, Inc.	2,741	445,878
EMCOR Group, Inc.	1,172	100,933
Encore Wire Corp.	63	3,546
Foundation Building Materials, Inc. (2)	506	7,838
Generac Holdings, Inc. (2)	495	38,778
GMS, Inc. (2)	353	10,138
Great Lakes Dredge & Dock Corp. (2)	526	5,497
HEICO Corp.	251	31,345
Hubbell, Inc.	690	90,666
Hurco Cos., Inc.	192	6,177
Ingersoll-Rand PLC	98	12,075
Jacobs Engineering Group, Inc.	1,458	133,407
Kansas City Southern	633	84,195
Kelly Services, Inc.	359	8,695
Kimball International, Inc.	844	16,289
Knoll, Inc.	810	20,534
Landstar System, Inc.	491	55,277
LB Foster Co. (2)	116	2,514
LSC Communications, Inc.	1,374	1,896
ManpowerGroup, Inc.	953	80,281
Masco Corp.	684	28,509
Matson, Inc.	818	30,683
Meritor, Inc. (2)	159	2,942
Mesa Air Group, Inc. (2)	590	3,980
Miller Industries, Inc./TN	461	15,351
Moog, Inc.	12	973
Mueller Water Products, Inc.	727	8,171
Norfolk Southern Corp.	2,571	461,906
Oshkosh Corp.	926	70,191
PACCAR, Inc.	2,477	173,415
Park-Ohio Holdings Corp.	140	4,180
Patrick Industries, Inc. (2)	391	16,766
Powell Industries, Inc.	74	2,897
Quanex Building Products Corp.	738	13,343
Quanta Services, Inc.	2,042	77,188
Radiant Logistics, Inc. (2)	878	4,539
RR Donnelley & Sons Co.	1,331	5,018
Rush Enterprises, Inc.	430	16,589
Safe Bulkers, Inc. (2)	451	789
Southwest Airlines Co.	5,863	316,661
Steelcase, Inc.	356	6,550
Timken Co./The	663	28,847
Titan Machinery, Inc. (2)	159	2,280
Triton International, Ltd./Bermuda	1,399	47,342
TrueBlue, Inc. (2)	441	9,305
UniFirst Corp./MA	109	21,268
Union Pacific Corp.	3,889	629,940
Universal Forest Products, Inc.	189	7,537
Universal Logistics Holdings, Inc.	228	5,308
Valmont Industries, Inc.	102	14,121
Vectrus, Inc. (2)	226	9,187
Wabash National Corp.	2,051	29,760
Waste Management, Inc.	493	56,695
Willis Lease Finance Corp. (2)	4	222

		3,886,197

Information Technology - 8.2%
Adobe, Inc. (2)	508	140,335
Advanced Energy Industries, Inc. (2)	317	18,199
Amkor Technology, Inc. (2)	2,723	24,779
Apple, Inc.	9,101	2,038,351
Applied Materials, Inc.	10,450	521,455
Aspen Technology, Inc. (2)	515	63,386
AstroNova, Inc.	279	4,511
Avaya Holdings Corp. (2)	1,069	10,936
Avnet, Inc.	2,251	100,136
Benchmark Electronics, Inc.	1,781	51,756
Booz Allen Hamilton Holding Corp.	874	62,071
Broadcom, Inc.	1,827	504,380
Cadence Design Systems, Inc. (2)	2,061	136,191
Cambium Networks Corp. (2)	70	679

CDW Corp./DE	563	69,384
ChannelAdvisor Corp. (2)	129	1,204
Ciena Corp. (2)	1,417	55,589
Cirrus Logic, Inc. (2)	205	10,984
Cisco Systems, Inc.	15,795	780,431
Cision, Ltd. (2)	1,707	13,127
Citrix Systems, Inc.	303	29,246
Coda Octopus Group, Inc. (2)	52	427
Comtech Telecommunications Corp.	571	18,558
Dell Technologies, Inc. - Class C (2)	1,375	71,308
Digi International, Inc. (2)	829	11,291
Dolby Laboratories, Inc.	685	44,278
DXC Technology Co.	2,552	75,284
Dynatrace, Inc. (2)	1,413	26,381
EchoStar Corp. (2)	192	7,607
Enphase Energy, Inc. (2)	218	4,846
ePlus, Inc. (2)	63	4,794
EVERTEC, Inc.	80	2,498
Extreme Networks, Inc. (2)	234	1,702
F5 Networks, Inc. (2)	88	12,357
Fair Isaac Corp. (2)	132	40,065
Fortinet, Inc. (2)	84	6,448
Hackett Group, Inc./The	50	823
Hewlett Packard Enterprise Co.	464	7,039
HP, Inc.	7,177	135,789
Information Services Group, Inc. (2)	30	75
Insight Enterprises, Inc. (2)	440	24,504
Intel Corp.	10,700	551,371
International Business Machines Corp.	1,858	270,190
Intuit, Inc.	2,167	576,292
Itron, Inc. (2)	205	15,162
j2 Global, Inc.	668	60,668
Jabil, Inc.	1,543	55,193
Juniper Networks, Inc.	4,492	111,177
KEMET Corp.	100	1,818
KLA Corp.	1,912	304,868
Lam Research Corp.	1,636	378,096
LogMeIn, Inc.	907	64,361
Majesco (2)	78	658
Manhattan Associates, Inc. (2)	177	14,279
Mastercard, Inc.	3,331	904,600
Maxim Integrated Products, Inc.	940	54,435
MAXIMUS, Inc.	208	16,070
Micron Technology, Inc. (2)	12,507	535,925
Microsoft Corp.	16,064	2,233,378
MicroStrategy, Inc. (2)	19	2,819
MobileIron, Inc. (2)	279	1,826
Model N, Inc. (2)	182	5,052
Motorola Solutions, Inc.	925	157,629
MTS Systems Corp.	312	17,238
Napco Security Technologies, Inc. (2)	7	179
National Instruments Corp.	20	840
Nuance Communications, Inc. (2)	3,875	63,201
Oracle Corp.	11,705	644,126
PC Connection, Inc.	291	11,320
Perspecta, Inc.	642	16,769
Progress Software Corp.	1,122	42,703
QUALCOMM, Inc.	6,287	479,572
Sanmina Corp. (2)	612	19,651
SMART Global Holdings, Inc. (2)	418	10,651
Sonim Technologies, Inc. (2)	15	44
SPS Commerce, Inc. (2)	78	3,671
SS&C Technologies Holdings, Inc.	928	47,857
Symantec Corp.	3,596	84,973
Synopsys, Inc. (2)	1,787	245,266
Tech Data Corp. (2)	506	52,745
Telenav, Inc. (2)	777	3,714
Teradyne, Inc.	811	46,965
TESSCO Technologies, Inc.	218	3,133
Texas Instruments, Inc.	5,375	694,665
Unisys Corp. (2)	1,273	9,458
Universal Display Corp.	186	31,229
Viavi Solutions, Inc. (2)	3,933	55,082
Workiva, Inc. (2)	386	16,918
Xerox Holdings Corp.	2,699	80,727

		14,131,768

Materials - 0.7%
Air Products & Chemicals, Inc.	1,340	297,292
AK Steel Holding Corp. (2)	771	1,750
Avery Dennison Corp.	140	15,900
CF Industries Holdings, Inc.	529	26,027
Eastman Chemical Co.	2,105	155,412
Hawkins, Inc.	22	935
Huntsman Corp.	1,454	33,820
Innophos Holdings, Inc.	96	3,116
Innospec, Inc.	130	11,588
Kaiser Aluminum Corp.	24	2,375
Kraton Corp. (2)	193	6,232
LyondellBasell Industries NV	4,935	441,534
Materion Corp.	165	10,124
Nucor Corp.	339	17,258
Olympic Steel, Inc.	411	5,918
Owens-Illinois, Inc.	136	1,397
PPG Industries, Inc.	298	35,316
Rayonier Advanced Materials, Inc.	48	208
Reliance Steel & Aluminum Co.	777	77,436
Royal Gold, Inc.	71	8,748
Ryerson Holding Corp. (2)	1,254	10,697
Schnitzer Steel Industries, Inc.	282	5,826
Stepan Co.	58	5,629
Tredegar Corp.	326	6,364
Trinseo SA	11	472
Valvoline, Inc.	1,476	32,516
Vulcan Materials Co.	15	2,269
Warrior Met Coal, Inc.	863	16,846
Westrock Co.	1,055	38,455

		1,271,460

Real Estate Investment Trust - 1.5%
American Homes 4 Rent	2,479	64,181
American Tower Corp.	1,838	406,437
Apple Hospitality REIT, Inc.	4,721	78,274
Ashford Hospitality Trust, Inc.	1,160	3,840
AvalonBay Communities, Inc.	359	77,303
CatchMark Timber Trust, Inc.	1,395	14,885
CBL & Associates Properties, Inc.	2,189	2,824
CorEnergy Infrastructure Trust, Inc.	353	16,669
CorePoint Lodging, Inc.	838	8,472
CubeSmart	3,092	107,911
Essex Property Trust, Inc.	1,452	474,296
Farmland Partners, Inc.	87	581
Gaming and Leisure Properties, Inc.	1,213	46,385
GEO Group, Inc./The	871	15,103
Gladstone Commercial Corp.	414	9,729
Highwoods Properties, Inc.	1,946	87,453
Hudson Pacific Properties, Inc.	1,487	49,755
Industrial Logistics Properties Trust	1,154	24,523
Kilroy Realty Corp.	582	45,332
Lamar Advertising Co.	1,184	97,005
Lexington Realty Trust	1,060	10,865
Maui Land & Pineapple Co., Inc. (2)	56	609
National Storage Affiliates Trust	926	30,901
NexPoint Residential Trust, Inc.	171	7,996
Office Properties Income Trust	530	16,239
Pennsylvania Real Estate Investment Trust	725	4,147
PS Business Parks, Inc.	351	63,864
Public Storage	5	1,226
RAIT Financial Trust (2)	751	38
Realogy Holdings Corp.	393	2,625
Service Properties Trust	3,687	95,088
Simon Property Group, Inc.	3,399	529,054
Spirit MTA REIT	1,024	8,643
Summit Hotel Properties, Inc.	1,241	14,396
Tanger Factory Outlet Centers, Inc.	2,470	38,236
Trinity Place Holdings, Inc. (2)	645	2,580
Urstadt Biddle Properties, Inc.	1,071	25,383
Xenia Hotels & Resorts, Inc.	3,239	68,408

		2,551,256

Utilities - 0.4%
American Water Works Co., Inc.	3,937	489,094
Atlantic Power Corp. (2)	810	1,895

Consolidated Water Co., Ltd.	330		5,442
Evergy, Inc.	430		28,621
NorthWestern Corp.	73		5,479
Portland General Electric Co.	2,344		132,131
SJW Group	204		13,931
Spark Energy, Inc.	76		802
UGI Corp.	1,466		73,696
Unitil Corp.	315		19,983

			771,074

Total Common Stocks	(Cost	$53,650,234)	59,542,162

Registered Investment Companies - 42.4%

American Beacon SiM High Yield Opportunities Fund - Class I	272,956		2,584,890
Baird Core Plus Bond Fund - Class I	400,303		4,639,511
Dodge & Cox Income Fund	373,513		5,262,805
DoubleLine Total Return Bond Fund - Class I	323,170		3,474,077
Frost Total Return Bond Fund - Class I	375,804		3,904,604
Guggenheim Total Return Bond Fund - Class I	127,366		3,496,185
iShares Core U.S. Aggregate Bond ETF (9)	85,872		9,718,134
iShares iBoxx High Yield Corporate Bond ETF (9)	17,781		1,549,970
iShares JP Morgan USD Emerging Markets Bond ETF (9)	34,716		3,935,059
Lord Abbett High Yield Fund - Class I	645,331		4,788,356
Payden Emerging Markets Bond Fund - Class I	193,586		2,617,286
PGIM Total Return Bond Fund - Class R6	303,325		4,558,978
PIMCO Investment Grade Credit Bond Fund - Class I	169,663		1,845,938
Pioneer Bond Fund - Class Y	442,560		4,345,944
Segall Bryant & Hamill Plus Bond Fund - Class I	365,286		3,956,043
SPDR Bloomberg Barclays High Yield Bond ETF (9)	28,482		3,097,133
TCW Emerging Markets Income Fund - Class I	311,000		2,581,302
Vanguard Intermediate-Term Corporate Bond ETF (9)	10,464		954,735
Vanguard Total Bond Market ETF (9)	63,319		5,346,023
Xtrackers USD High Yield Corporate Bond ETF (9)	31,249		1,564,948

Total Registered Investment Companies	(Cost	$72,252,413)	74,221,921

Money Market Registered Investment Companies - 15.0%

Meeder Institutional Prime Money Market Fund, 2.07% (5)	900		900
Morgan Stanley Government Institutional Fund, 1.85% (4)	26,272,858		26,275,486

Total Money Market Registered Investment Companies	(Cost	$26,269,824)	26,276,386

Bank Obligations - 0.1%

Metro City Bank Deposit Account, 2.35%, 10/1/2019 (6)	247,959		247,959

Total Bank Obligations	(Cost	$247,959)	247,959

U.S. Government Obligations - 7.6%

U.S. Treasury Note, 2.25%, due 1/31/2024	2,553,600		2,626,019
U.S. Treasury Note, 2.625%, due 2/15/2029	1,297,300		1,404,074
U.S. Treasury Note, 1.50%, due 8/15/2026	2,865,100		2,842,269
U.S. Treasury Note, 2.25%, due 11/15/2025	5,276,200		5,471,790
U.S. Treasury Note, 2.125%, due 12/31/2022	944,700		960,826

Total U.S. Government Obligations	(Cost	$12,834,396)	13,304,978

Total Investments - 99.1%	(Cost	$165,254,826)	173,593,406

Other Assets less Liabilities - 0.9%			1,633,234

Total Net Assets - 100.0%			175,226,640

Trustee Deferred Compensation (7)

Meeder Balanced Fund	223		2,618
Meeder Dynamic Allocation Fund	516		5,774
Meeder Muirfield Fund	646		4,877
Meeder Conservative Allocation Fund	70		1,574

Total Trustee Deferred Compensation	(Cost	$14,725)	14,843

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	75	12/20/2019	7,119,000	(34,867)
Mini MSCI Emerging Markets Index Futures	36	12/20/2019	1,803,420	(41,063)
Russell 2000 Mini Index Futures	13	12/20/2019	991,250	(39,983)
Standard & Poors 500 Mini Futures	98	12/20/2019	14,594,650	(128,424)
E-mini Standard & Poors MidCap 400 Futures	21	12/20/2019	4,069,800	(62,368)

Total Futures Contracts	243		28,578,120	(306,705)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$160,040,469	$(306,705)
Level 2 - Other Significant Observable Inputs	13,552,937	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$173,593,406	$(306,705)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.